UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08476
                                                   --------------

                    The Gabelli Global Multimedia Trust Inc.
                    ---------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                    ---------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                    ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                         ------------------

                   Date of fiscal year end: December 31, 2004
                                            ------------------

                  Date of reporting period: September 30, 2004
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
               COMMON STOCKS -- 88.9%
               COPYRIGHT/CREATIVITY COMPANIES -- 37.3%
               BUSINESS SERVICES: ADVERTISING -- 0.5%
       8,000   Donnelley (R.H.) Corp.+ ....... $    394,880
      20,000   Harte-Hanks Inc. ..............      500,200
       4,200   Havas SA ......................       22,065
       2,000   Publicis Groupe ...............       57,157
                                               ------------
                                                    974,302
                                               ------------
               COMMUNICATIONS EQUIPMENT -- 0.0%
      40,000   Agere Systems Inc., Cl. B+ ....       40,800
                                               ------------
               COMPUTER SOFTWARE AND SERVICES -- 2.1%
       3,375   Activision Inc.+ ..............       46,811
      15,000   America Online Latin America Inc.,
                 Cl. A+ ......................        6,600
       3,000   Atlus Co. Ltd. ................       20,388
       9,473   CNET Networks Inc.+ ...........       86,678
       3,230   EarthLink Inc.+ ...............       33,269
       1,000   Electronic Arts Inc.+ .........       45,990
       1,000   EMC Corp.+ ....................       11,540
         100   Google Inc., Cl. A+ ...........       12,960
      10,000   Jupitermedia Corp.+ ...........      178,000
       1,000   Maxtor Corp.+ .................        5,200
      65,000   Microsoft Corp. ...............    1,797,250
       2,000   Mobius Management
                 Systems Inc.+ ...............       18,100
       1,000   Pixar Inc.+ ...................       78,900
      54,000   Yahoo! Inc.+ ..................    1,831,140
                                               ------------
                                                  4,172,826
                                               ------------
               CONSUMER PRODUCTS -- 0.3%
       6,000   Department 56 Inc.+ ...........       97,800
         200   eBay Inc.+ ....................       18,388
      20,000   Mattel Inc. ...................      362,600
                                               ------------
                                                    478,788
                                               ------------
               ELECTRONICS -- 1.5%
       5,000   Intel Corp. ...................      100,300
       3,570   Royal Philips Electronics
                 NV, ADR .....................       81,789
      10,000   Samsung Electronics Co.
                 Ltd., GDR (b) ...............    1,988,710
      22,000   Sony Corp., ADR ...............      756,580
       6,000   Zoran Corp.+ ..................       94,320
                                               ------------
                                                  3,021,699
                                               ------------
               ENTERTAINMENT -- 11.8%
      60,000   Canal Plus, ADR ...............       82,566
       1,000   Corporacion Interamericana de
                 Entretenimiento SA de
                 CV, Cl. B+ ..................        2,061
      25,000   Crown Media Holdings Inc.,
                 Cl. A+ ......................      208,750
      31,622   EMI Group plc .................      126,317
      30,000   EMI Group plc, ADR ............      239,676
      50,000   Fox Entertainment Group
                 Inc., Cl. A+ ................    1,387,000

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
     220,000   Gemstar-TV Guide
                 International Inc.+ ......... $  1,243,000
      70,000   GMM Grammy Public Co. Ltd. ....       26,361
         481   Henley LP+ ....................        1,443
     722,715   Liberty Media Corp., Cl. A+ ...    6,302,075
     100,000   Shaw Brothers (Hong Kong) Ltd.        97,460
      95,000   Six Flags Inc.+ ...............      516,800
      70,000   SMG plc .......................      139,336
      85,000   The Walt Disney Co. ...........    1,916,750
     200,000   Time Warner Inc.+ .............    3,228,000
     140,000   Viacom Inc., Cl. A ............    4,760,000
     120,000   Vivendi Universal SA, ADR+ ....    3,087,600
       6,000   World Wrestling
                 Entertainment Inc. ..........       73,320
                                               ------------
                                                 23,438,515
                                               ------------
               FINANCIAL SERVICES -- 0.2%
       8,000   H&R Block Inc. ................      395,360
                                               ------------
               HOTELS AND GAMING -- 7.1%
       8,000   Aztar Corp.+ ..................      212,000
      11,000   Boca Resorts Inc., Cl. A+ .....      204,270
      30,000   Caesars Entertainment Inc.+ ...      501,000
       8,000   Churchill Downs Inc. ..........      313,200
     178,000   Gaylord Entertainment Co.+ ....    5,518,000
       5,000   Greek Organization of Football
                 Prognostics SA ..............       96,752
      32,000   GTECH Holdings Corp. ..........      810,240
     740,000   Hilton Group plc ..............    3,705,891
      55,000   Magna Entertainment Corp.,
                 Cl. A+ ......................      299,750
      41,000   MGM Mirage+ ...................    2,035,650
       6,000   Starwood Hotels & Resorts
                 Worldwide Inc. ..............      278,520
                                               ------------
                                                 13,975,273
                                               ------------
               PUBLISHING -- 13.8%
      20,000   Arnoldo Mondadori Editore SpA .      189,281
     100,000   Belo Corp., Cl. A .............    2,254,000
       1,000   Dow Jones & Co. Inc. ..........       40,610
      20,000   EMAP plc ......................      272,520
      12,000   Gannett Co. Inc. ..............    1,005,120
       2,833   Golden Books Family
                 Entertainment Inc.+ .........            8
       2,000   Hollinger International Inc.,
                 Cl. A .......................       34,580
     144,400   Independent News & Media plc ..      365,865
      12,000   Journal Register Co.+ .........      226,800
      15,000   Knight-Ridder Inc. ............      981,750
      50,000   Lee Enterprises Inc. ..........    2,317,000
      19,000   McClatchy Co., Cl. A ..........    1,345,770
      20,000   McGraw-Hill Companies Inc. ....    1,593,800
      23,000   Media General Inc., Cl. A .....    1,286,850
      27,000   Meredith Corp. ................    1,387,260
     100,000   Nation Multimedia Group .......       32,589
     100,000   New Straits Times Press Berhad+      106,842

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
               COMMON STOCKS (CONTINUED)
               COPYRIGHT/CREATIVITY COMPANIES (CONTINUED)
               PUBLISHING (CONTINUED)
      20,000   News Corp. Ltd., ADR .......... $    657,400
     150,000   Oriental Press Group Ltd. .....       57,707
     160,000   Penton Media Inc.+ ............       26,400
      10,000   Playboy Enterprises Inc.,
                 Cl. A+ ......................       97,000
     974,000   Post Publishing Co. Ltd. ......      130,494
     200,000   PRIMEDIA Inc.+ ................      470,000
      47,000   Pulitzer Inc. .................    2,321,800
      90,000   Reader's Digest
                 Association Inc. ............    1,313,100
       1,000   Scholastic Corp.+ .............       30,890
     251,520   SCMP Group Ltd. ...............      108,051
      64,000   Scripps (E.W.) Co., Cl. A .....    3,057,920
     252,671   Singapore Press Holdings Ltd. .      711,369
         300   SPIR Communication ............       49,370
      15,000   Telegraaf Holdingsmij - CVA ...      339,067
      45,000   Thomas Nelson Inc. ............      879,750
      84,000   Tribune Co. ...................    3,456,600
      15,000   United Business Media plc, ADR       127,200
         800   Wiley (John) & Sons Inc.,
                 Cl. B .......................       25,680
       4,000   Wolters Kluwer NV .............       67,317
                                               ------------
                                                 27,367,760
                                               ------------
               TOTAL COPYRIGHT/
                 CREATIVITY COMPANIES ........   73,865,323
                                               ------------
               DISTRIBUTION COMPANIES -- 51.6%
               BROADCASTING -- 10.3%
       1,560   Asahi Broadcasting Corp. ......       96,531
      18,000   CanWest Global Communications
                 Corp.+ ......................      140,580
      18,000   CanWest Global Communications
                 Corp., Sub-Voting+ ..........      139,386
       6,400   Chubu-Nippon Broadcasting
                 Co., Ltd. ...................       80,134
       5,000   Clear Channel
                 Communications Inc. .........      155,850
       8,333   Corus Entertainment Inc.,
                 Cl. B .......................      154,735
       9,000   Cox Radio Inc., Cl. A+ ........      134,280
       1,000   Emmis Communications Corp.,
                 Cl. A+ ......................       18,060
      30,020   Fisher Communications Inc.+ ...    1,440,960
         228   Fuji Television Network Inc. ..      463,385
      75,000   Granite Broadcasting Corp.+ ...       17,250
     100,000   Gray Television Inc. ..........    1,190,000
      10,000   Gray Television Inc., Cl. A ...      111,400
      10,000   Grupo Radio Centro,
                 SA de CV, ADR+ ..............       63,600
      30,000   Hearst-Argyle Television Inc. .      733,500
       4,550   Lagardere SCA .................      282,217
     151,000   Liberty Corp. .................    6,000,740
      33,000   Lin TV Corp., Cl. A+ ..........      642,840
       5,140   Media Prima Berhad (c) ........            0
       4,000   Metropole Television SA .......      107,011
       1,200   Nippon Broadcasting
                 System Inc. .................       55,528

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
       7,000   Nippon Television
                 Network Corp. ............... $  1,058,114
       4,650   NRJ Group .....................       92,405
       1,000   NTN Communications Inc.+ ......        2,600
     120,000   Paxson Communications Corp.+ ..      162,000
         500   Radio One Inc., Cl. A+ ........        7,145
       1,000   Radio One Inc., Cl. D+ ........       14,230
       1,500   RTL Group (Brussels) ..........       88,493
       3,500   RTL Group (New York) ..........      209,048
       1,906   SAGA Communications
                 Inc., Cl. A+ ................       32,307
      70,000   Salem Communications
                 Corp., Cl. A+ ...............    1,772,400
       2,000   SBS Broadcasting SA+ ..........       67,320
      80,000   Sinclair Broadcast Group
                 Inc., Cl. A .................      584,000
      25,000   Societe Television Francaise 1       709,185
       5,000   Spanish Broadcasting System Inc.,
                 Cl. A+ ......................       49,200
      50,000   Television Broadcasts Ltd. ....      223,774
     110,000   Tokyo Broadcasting System Inc.     1,715,647
         258   TV Asahi Corp. ................      503,289
      15,000   TV Azteca, SA de CV, ADR ......      151,800
      26,000   Ulster Television plc .........      201,368
      61,400   Young Broadcasting Inc.,
                 Cl. A+ ......................      667,418
                                               ------------
                                                 20,339,730
                                               ------------
               BUSINESS SERVICES -- 0.6%
      15,000   Carlisle Holdings Ltd. ........       95,400
      40,000   Cendant Corp. .................      864,000
         500   CheckFree Corp.+ ..............       13,835
       1,000   Convergys Corp.+ ..............       13,430
         500   Dun and Bradstreet Corp.+ .....       29,350
       8,000   Interactive Data Corp.+ .......      150,560
       1,000   Moody's Corp. .................       73,250
       2,500   Traffix Inc. ..................       14,775
                                               ------------
                                                  1,254,600
                                               ------------
               CABLE -- 5.0%
      16,578   Austar United
                 Communications Ltd.+ ........       10,327
     200,000   Cablevision Systems
                 Corp., Cl. A+ ...............    4,056,000
      50,000   Charter Communications
                 Inc., Cl. A+ ................      133,000
      37,350   Comcast Corp., Cl. A+ .........    1,054,764
       7,000   Comcast Corp., Cl. A, Special+       195,440
      10,000   Cox Communications Inc.,
                 Cl. A+ ......................      331,300
      73,362   Liberty Media International
                 Inc., Cl. A+ ................    2,447,503
      15,000   Mediacom Communications Corp.,
                 Cl. A+ ......................       97,950
      39,000   Shaw Communications Inc., Cl. B      650,539
      11,000   Shaw Communications Inc., Cl. B,
                 Non-Voting ..................      183,480
          28   Telewest Global Inc.+ .........          328
      89,730   UnitedGlobalCom Inc., Cl. A+ ..      670,283
                                               ------------
                                                  9,830,914
                                               ------------

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
               COMMON STOCKS (CONTINUED)
               DISTRIBUTION COMPANIES  (CONTINUED)
               CONSUMER SERVICES -- 1.3%
       4,000   Bowlin Travel Centers Inc.+ ... $      7,300
     112,400   IAC/InterActiveCorp+ ..........    2,475,048
       2,000   Martha Stewart Living Omnimedia Inc.,
                 Cl. A+ ......................       31,400
       4,000   TiVo Inc.+ ....................       26,480
                                               ------------
                                                  2,540,228
                                               ------------
               DIVERSIFIED INDUSTRIAL -- 1.7%
      50,000   Bouygues SA ...................    1,875,427
      40,000   General Electric Co. ..........    1,343,200
       7,700   Hutchison Whampoa Ltd. ........       60,233
       7,908   Malaysian Resources
                 Corp. Berhad+ ...............        1,561
                                               ------------
                                                  3,280,421
                                               ------------
               ENERGY AND UTILITIES -- 0.4%
      44,000   El Paso Electric Co.+ .........      707,080
                                               ------------
               ENTERTAINMENT -- 4.6%
       6,000   AMC Entertainment Inc.+ .......      114,840
       5,000   Blockbuster Inc., Cl. A .......       37,950
       3,150   British Sky Broadcasting Group plc,
                 ADR .........................      110,124
     100,000   GC Companies Inc.+ ............       86,000
     150,000   Grupo Televisa SA, ADR ........    7,909,500
      68,747   ITV plc .......................      134,043
       4,587   ITV plc, Cv.+ .................        3,403
      32,730   Metro-Goldwyn-Mayer Inc.+ .....      378,686
      17,000   Regal Entertainment
                 Group, Cl. A ................      324,700
                                               ------------
                                                  9,099,246
                                               ------------
               EQUIPMENT -- 2.0%
      11,450   American Tower Corp., Cl. A+ ..      175,757
       1,000   Amphenol Corp., Cl. A+ ........       34,260
      35,000   Andrew Corp.+ .................      428,400
         416   Avaya Inc.+ ...................        5,799
       2,000   CommScope Inc.+ ...............       43,200
      90,000   Corning Inc.+ .................      997,200
       3,000   Furukawa Electric Co. Ltd.+ ...       11,759
       3,000   L-3 Communications
                 Holdings Inc. ...............      201,000
      80,000   Lucent Technologies Inc.+ .....      253,600
      60,000   Motorola Inc. .................    1,082,400
      30,000   Nortel Networks Corp.+ ........      102,000
      12,000   Qualcomm Inc. .................      468,480
       6,000   Scientific-Atlanta Inc. .......      155,520
      20,000   Sycamore Networks Inc.+ .......       75,600
         200   Trestle Holdings Inc.+ ........          395
                                               ------------
                                                  4,035,370
                                               ------------

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
               FOOD AND BEVERAGE -- 0.1%
      30,000   Allied Domecq plc ............. $    254,605
       5,282   Compass Group plc .............       21,076
                                               ------------
                                                    275,681
                                               ------------
               SATELLITE -- 1.7%
         300   Asia Satellite Telecommunications
                 Holdings Ltd., ADR ..........        5,820
      80,000   DIRECTV Group Inc.+ ...........    1,407,200
      28,000   EchoStar Communications
                 Corp., Cl. A+ ...............      871,360
      10,000   Lockheed Martin Corp. .........      557,800
       3,000   Loral Space &
                 Communications Ltd.+ ........          150
      50,000   Pegasus Communications
                 Corp., Cl. A+ ...............      375,000
       6,000   PT Indosat Tbk, ADR ...........      144,000
          30   SKY Perfect
                 Communications Inc. .........       35,113
                                               ------------
                                                  3,396,443
                                               ------------
               TELECOMMUNICATIONS: LONG DISTANCE -- 1.3%
      30,000   AT&T Corp. ....................      429,600
       1,000   Embratel Participacoes SA, ADR        11,380
      35,000   Philippine Long Distance Telephone
                 Co., ADR+ ...................      876,400
      65,000   Sprint Corp. ..................    1,308,450
       1,000   Startec Global
                 Communications Corp.+ .......            2
       1,666   Talk America Holdings Inc.+ ...        8,713
                                               ------------
                                                  2,634,545
                                               ------------
               TELECOMMUNICATIONS: NATIONAL -- 5.0%
      10,000   BT Group plc, ADR .............      329,500
       5,000   China Telecom Corp. Ltd.,ADR ..      161,500
       5,000   China Unicom Ltd., ADR ........       39,000
      40,000   Compania de Telecomunicaciones de
                 Chile SA, ADR ...............      443,600
     162,000   Deutsche Telekom AG, ADR+ .....    3,022,920
      50,000   Elisa Corp.+ ..................      661,367
       3,000   France Telecom SA, ADR ........       75,000
       3,305   Hellenic Telecommunications
                 Organization SA .............       44,414
         500   Magyar Tavkozlesi Rt, ADR .....       10,220
          20   Nippon Telegraph &
                 Telephone Corp. .............       79,663
       4,320   PT Telekomunikasi
                 Indonesia, ADR ..............       76,421
       6,000   Rostelecom, ADR ...............       81,180
      45,000   Swisscom AG, ADR ..............    1,562,400
       2,000   Telecom Corp. of New Zealand
                 Ltd., ADR ...................       63,620
      58,000   Telefonica SA, ADR ............    2,609,420
      19,000   Telefonos de Mexico SA de CV,
                 Cl. L, ADR ..................      613,130
      18,172   TeliaSonera AB ................       88,361
       2,400   Telstra Corp. Ltd., ADR .......       40,632
                                               ------------
                                                 10,002,348
                                               ------------

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
               COMMON STOCKS (CONTINUED)
               DISTRIBUTION COMPANIES  (CONTINUED)
               TELECOMMUNICATIONS: REGIONAL -- 7.4%
       4,266   Aliant Inc. ................... $     86,395
       6,000   Allegiance Telecom Inc.+ ......           28
       7,000   ALLTEL Corp. ..................      384,370
       9,557   ATX Communications Inc.+ ......          669
      40,000   BCE Inc. ......................      866,000
       4,000   Brasil Telecom Participacoes
                 SA, ADR .....................      129,600
      47,000   CenturyTel Inc. ...............    1,609,280
       2,000   Choice One Communications
                 Inc.+ .......................           30
     120,000   Cincinnati Bell Inc.+ .........      418,800
     143,000   Citizens Communications Co. ...    1,914,770
      50,000   Commonwealth Telephone
                 Enterprises Inc.+ ...........    2,177,500
       3,000   Metromedia International
                 Group Inc.+ .................        1,470
     350,646   Qwest Communications
                 International Inc.+ .........    1,167,651
     120,345   Rogers Communications Inc., Cl. B,
                 New York ....................    2,432,172
       9,655   Rogers Communications Inc., Cl. B,
                 Toronto .....................      195,229
       6,000   SBC Communications Inc. .......      155,700
      18,432   Tele Norte Leste
                 Participacoes SA, ADR .......      243,855
      10,000   Telecom Argentina SA,
                 Cl. B, ADR+ .................      109,200
      45,000   TELUS Corp. ...................      931,611
      15,000   TELUS Corp., Non-Voting .......      290,388
       4,000   Time Warner Telecom Inc.,
                 Cl. A+ ......................       19,200
      40,000   Verizon Communications Inc. ...    1,575,200
                                               ------------
                                                 14,709,118
                                               ------------
               WIRELESS COMMUNICATIONS -- 10.2%
      34,000   America Movil SA de CV,
                 Cl. L, ADR ..................    1,327,020
     250,000   AT&T Wireless Services Inc.+ ..    3,695,000
     240,000   Jasmine International Public
                 Co. Ltd.+ (c) ...............        3,650
      29,600   mm02 plc, ADR+ ................      525,400
         500   NTT DoCoMo Inc. ...............      848,342
      31,500   Price Communications Corp.+ ...      480,375
      80,000   Rogers Wireless Communications Inc.,
                 Cl. B+ ......................    2,512,800
      10,800   Rural Cellular Corp., Cl. A+ ..       74,412
      37,000   SK Telecom Co. Ltd., ADR ......      719,650
       3,178   Tele Celular Sul Participacoes
                 SA, ADR .....................       45,351
       5,500   Tele Centro Oeste Celular Participacoes
                 SA, ADR .....................       56,100
         330   Tele Leste Celular Participacoes SA,
                 ADR+ ........................        5,049
         330   Tele Norte Celular Participacoes SA,
                 ADR .........................        3,148
     350,000   Telecom Italia Mobile SpA .....    1,886,605
         825   Telemig Celular Participacoes
                 SA, ADR .....................       23,496

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
      68,000   Telephone & Data Systems Inc. . $  5,723,560
       6,600   Telesp Celular Participacoes
                 SA, ADR+ ....................       40,788
      15,000   Total Access Communications
                 plc+ ........................       50,400
      17,500   United States Cellular Corp.+ .      755,125
       6,000   Vimpel-Communications, ADR+ ...      652,800
      12,650   Vodafone Group plc, ADR .......      304,992
      16,000   Western Wireless Corp., Cl. A+       411,360
                                               ------------
                                                 20,145,423
                                               ------------
               TOTAL DISTRIBUTION
                 COMPANIES ...................  102,251,147
                                               ------------
               TOTAL COMMON STOCKS ...........  176,116,470
                                               ------------
               PREFERRED STOCKS -- 2.9%
               BROADCASTING -- 0.7%
       1,063   Granite Broadcasting Corp.,
                 12.750% Pfd.+ ...............      435,830
         100   Gray Television Inc.,
                 8.000% Cv. Pfd., Ser. C (c) .    1,020,000
                                               ------------
                                                  1,455,830
                                               ------------
               BUSINESS SERVICES -- 0.4%
      10,809   Interep National Radio Sales Inc.,
                 4.000% Cv. Pfd., Ser. A (c) .      873,372
                                               ------------
               PUBLISHING -- 1.8%
     112,207   News Corp. Ltd., Pfd., ADR ....    3,515,445
                                               ------------
               TOTAL PREFERRED STOCKS ........    5,844,647
                                               ------------
               RIGHTS -- 0.0%
               BROADCASTING -- 0.0%
               ADVERTISING -- 0.0%
       4,200   Havas SA expires 10/08/04,
                 Zero Coupon, + ..............        1,773
                                               ------------
               BROADCASTING -- 0.0%
       5,140   Media Prima Berhad expires 07/18/08,
                 Zero Coupon, + ..............        1,096
                                               ------------
               TOTAL RIGHTS ..................        2,869
                                               ------------
               WARRANTS -- 0.0%
               BROADCASTING -- 0.0%
       5,140   Media Prima Berhad+ ...........          927
                                               ------------
               BUSINESS SERVICES -- 0.0%
      62,500   Interep National Radio
                 Sales Inc.+ .................            0
                                               ------------
               PUBLISHING -- 0.0%
      25,000   Nation Multimedia Group+ ......        1,533
                                               ------------
               TOTAL WARRANTS ................        2,460
                                               ------------

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

  PRINCIPAL                                       MARKET
   AMOUNT                                         VALUE*
  ---------                                       ------
               CORPORATE BONDS -- 0.4%
               BUSINESS SERVICES -- 0.4%
  $   50,000   BBN Corp., Sub. Deb. Cv.,
                 6.000%, 04/01/12+ (c)(a) .... $          0
               Trans-Lux Corp., Sub. Deb. Cv.,
     300,000     8.250%, 03/01/2012 ..........      290,625
     500,000     7.500%, 12/01/2006 ..........      501,250
                                               ------------
               TOTAL CORPORATE BONDS .........      791,875
                                               ------------
               U.S. GOVERNMENT OBLIGATIONS -- 7.8%
  15,391,000   U.S. Treasury Bills,
                 1.116% to 1.705%++,
                 10/07/04 to 12/30/04 ........   15,370,450
                                               ------------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $162,215,934) .....................  198,128,771

   OTHER ASSETS IN EXCESS OF LIABILITIES .....       91,372
                                               ------------
   PREFERRED STOCK
     (994,100 preferred shares outstanding) ..  (49,827,500)
                                               ------------
   NET ASSETS -- COMMON STOCK
     (14,175,253 common shares outstanding) .. $148,392,643
                                               ============
   NET ASSET VALUE PER COMMON SHARE
     ($148,392,643 / 14,175,253
     shares outstanding) .....................       $10.47
                                                     ======

            For Federal tax purposes:
            Aggregate cost ................... $165,544,389
                                               ============
            Gross unrealized appreciation .... $ 44,070,661
            Gross unrealized depreciation ....  (11,486,279)
                                               ============
            Net unrealized appreciation
              (depreciation) ................. $ 32,584,382
                                               ============

 --------------
 (a)   Security in default.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the Rule 144A securities are considered liquid and the market value amounted to $1,988,710 or 1.00% of total investments.
 (c) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2004, the market value of fair valued securities amounted to $1,897,022 or 0.96% of total investments.
 +     Non-income producing security.
 ++    Represents annualized yield at date of purchase.
 ADR - American Depository Receipt.
 GDR - Global Depository Receipt.
 * Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                       % OF
                                      MARKET      MARKET
                                       VALUE       VALUE
                                      ------      ------
      GEOGRAPHIC DIVERSIFICATION
      North America ..................  74.5%  $147,577,823
      Europe .........................  12.6     25,061,847
      Asia/Pacific ...................   5.0      9,912,971
      Latin America ..................   5.0      9,851,658
      Japan ..........................   2.9      5,724,472
                                       -----   ------------
                                       100.0%  $198,128,771
                                       =====   ============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Multimedia Trust Inc.
             ------------------------------------------

By (Signature and Title)*    /s/ Bruce N. Alpert
                         -------------------------------------------------------
                             Bruce N. Alpert, Principal Executive Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal Executive
                                    Officer & Principal
                                    Financial Officer

Date     November 26, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.